Offsetting Assets and Liabilities	6 Months Ended
Sep. 30, 2025
Text Block [Abstract]
Offsetting Assets and Liabilities
22.	Offsetting Assets and Liabilities
The gross amounts recognized, gross amounts offset, and net amounts presented in the consolidated balance sheets regarding derivative assets and liabilities as of March 31, 2025 and September 30, 2025 are as follows.
March 31, 2025

	Millions of yen
	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets	Net amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets *		Net amount
				Financial instruments	Collateral received/pledged
Derivative assets	¥64,170	¥(20,495)	¥43,675	¥0	¥(557)	¥43,118

Total assets	¥64,170	¥(20,495)	¥43,675	¥0	¥(557)	¥43,118

Derivative liabilities	¥56,038	¥(20,495)	¥35,543	¥(13,802)	¥(12,777)	¥8,964

Total liabilities	¥56,038	¥(20,495)	¥35,543	¥(13,802)	¥(12,777)	¥8,964

September 30, 2025
	Millions of yen
	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets	Net amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets *		Net amount
				Financial instruments	Collateral received/pledged
Derivative assets	¥84,038	¥(37,649)	¥46,389	¥0	¥(11,326)	¥35,063

Total assets	¥84,038	¥(37,649)	¥46,389	¥0	¥(11,326)	¥35,063

Derivative liabilities	¥74,391	¥(37,649)	¥36,742	¥(20,101)	¥(6,942)	¥9,699

Total liabilities	¥74,391	¥(37,649)	¥36,742	¥(20,101)	¥(6,942)	¥9,699

*	The balances related to enforceable master netting agreements or similar agreements which were not offset in the consolidated balance sheets.